Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value
The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2025 and 2024.

	At March 31, 2025
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥4,165,582	¥1,304,503	¥41,380	¥5,511,465
Equity instruments	663,969	1,179	—	665,148

Total trading assets	4,829,551	1,305,682	41,380	6,176,613

Derivative financial instruments:
Interest rate derivatives	40,359	5,029,763	177	5,070,299
Currency derivatives	—	3,050,767	1,059	3,051,826
Equity derivatives	33,409	122,320	6,072	161,801
Commodity derivatives	1,807	3,845	—	5,652
Credit derivatives	—	23,148	290	23,438

Total derivative financial instruments	75,575	8,229,843	7,598	8,313,016

Financial assets at fair value through profit or loss:
Debt instruments	439,183	1,532,360	849,122	2,820,665
Equity instruments	1,993	167	80,144	82,304

Total financial assets at fair value through profit or loss	441,176	1,532,527	929,266	2,902,969

Investment securities at fair value through other comprehensive income:
Japanese government bonds	11,180,546	—	—	11,180,546
U.S. Treasury and other U.S. government agency bonds	5,527,480	11,571	—	5,539,051
Other debt instruments	2,218,297	9,070,386	—	11,288,683

Total debt instruments	18,926,323	9,081,957	—	28,008,280

Equity instruments	4,398,814	221,594	550,448	5,170,856

Total investment securities at fair value through other comprehensive income	23,325,137	9,303,551	550,448	33,179,136

Total	¥28,671,439	¥20,371,603	¥1,528,692	¥50,571,734

	At March 31, 2025
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial liabilities:
Trading liabilities:
Debt instruments	¥4,157,599	¥331,560	¥—	¥4,489,159
Equity instruments	347,076	2,204	—	349,280

Total trading liabilities	4,504,675	333,764	—	4,838,439

Derivative financial instruments:
Interest rate derivatives	52,418	5,724,113	4,350	5,780,881
Currency derivatives	94	3,458,041	2,950	3,461,085
Equity derivatives	18,995	404	2,693	22,092
Commodity derivatives	1,796	2,588	—	4,384
Credit derivatives	—	34,727	89	34,816

Total derivative financial instruments	73,303	9,219,873	10,082	9,303,258

Financial liabilities designated at fair value through profit or loss	—	468,168	129,678	597,846

Others (2)	—	(11,203)	(14,117)	(25,320)

Total	¥4,577,978	¥10,010,602	¥125,643	¥14,714,223

	At March 31, 2024
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥4,576,535	¥1,097,627	¥—	¥5,674,162
Equity instruments	818,116	19,783	—	837,899

Total trading assets	5,394,651	1,117,410	—	6,512,061

Derivative financial instruments:
Interest rate derivatives	45,746	6,377,352	240	6,423,338
Currency derivatives	—	3,402,776	1,143	3,403,919
Equity derivatives	33,440	511	16,636	50,587
Commodity derivatives	1,905	6,843	—	8,748
Credit derivatives	—	22,271	409	22,680

Total derivative financial instruments	81,091	9,809,753	18,428	9,909,272

Financial assets at fair value through profit or loss:
Debt instruments	568,441	984,694	739,914	2,293,049
Equity instruments	3,610	240	79,230	83,080

Total financial assets at fair value through profit or loss	572,051	984,934	819,144	2,376,129

Investment securities at fair value through other comprehensive income:
Japanese government bonds	7,547,377	—	—	7,547,377
U.S. Treasury and other U.S. government agency bonds	6,062,125	—	—	6,062,125
Other debt instruments	1,898,075	8,508,607	—	10,406,682

Total debt instruments	15,507,577	8,508,607	—	24,016,184

Equity instruments	5,150,409	140,983	525,869	5,817,261

Total investment securities at fair value through other comprehensive income	20,657,986	8,649,590	525,869	29,833,445

Total	¥26,705,779	¥20,561,687	¥1,363,441	¥48,630,907

	At March 31, 2024
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial liabilities:
Trading liabilities:
Debt instruments	¥4,318,789	¥267,966	¥—	¥4,586,755
Equity instruments	335,207	2,528	—	337,735

Total trading liabilities	4,653,996	270,494	—	4,924,490

Derivative financial instruments:
Interest rate derivatives	47,983	7,635,835	2,896	7,686,714
Currency derivatives	185	4,002,703	2,066	4,004,954
Equity derivatives	58,445	73,802	13,254	145,501
Commodity derivatives	1,734	5,810	—	7,544
Credit derivatives	—	32,665	95	32,760

Total derivative financial instruments	108,347	11,750,815	18,311	11,877,473

Financial liabilities designated at fair value through profit or loss	—	373,242	125,042	498,284

Others (2)	—	(4,257)	(5,227)	(9,484)

Total	¥4,762,343	¥12,390,294	¥138,126	¥17,290,763

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2025 and 2024.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” below.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2025 and 2024.

	$		$		$		$		$		$		$		$		$		$		$
			Total gains (losses)				Purchases		Sales		Issuances		Settlement (1)		Transfers into Level 3 (2)		Transfers out of Level 3 (2)		At March 31, 2025		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2025
	At April 1, 2024		Included in profit or loss		Included in other comprehensive income

	(In millions)
Trading assets:
Debt instruments		¥—		¥500		¥—		¥1,558		¥—		¥—		¥—		¥39,322		¥—		¥41,380		¥500

Total trading assets		—		500		—		1,558		—		—		—		39,322		—		41,380		500

Derivative financial instruments—net:
Interest rate derivatives—net		(2,656)		(3,067)		—		1,802		(252)		—		—		—		—		(4,173)		(1,510)
Currency derivatives—net		(923)		(968)		—		—		—		—		—		—		—		(1,891)		(887)
Equity derivatives—net		3,382		2,057		—		6,499		(8,559)		—		—		—		—		3,379		2,947
Credit derivatives—net		314		(113)		—		—		—		—		—		—		—		201		(84)

Total derivative financial instruments—net		117		(2,091)		—		8,301		(8,811)		—		—		—		—		(2,484)		466

Financial assets at fair value through profit or loss:
Debt instruments		739,914		(7,237)		(42)		291,778		(48,335)		—		(124,379)		—		(2,577)		849,122		(5,321)
Equity instruments		79,230		(3,869)		—		13,568		(3,504)		—		(4,969)		—		(312)		80,144		(6,229)

Total financial assets at fair value through profit or loss		819,144		(11,106)		(42)		305,346		(51,839)		—		(129,348)		—		(2,889)		929,266		(11,550)

Investment securities at fair value through other comprehensive income:
Equity instruments		525,869		—		29,630		4,723		(7,315)		—		(418)		95		(2,136)		550,448		—

Total investment securities at fair value through other comprehensive income		525,869		—		29,630		4,723		(7,315)		—		(418)		95		(2,136)		550,448		—

Financial liabilities designated at fair value through profit or loss		(125,042)		1,298		1,248		—		—		(26,075)		18,893		—		—		(129,678)		3,129

Others (3) —liabilities		5,227		10,499		—		—		—		—		—		—		(1,609)		14,117		8,589

Total		¥1,225,315		¥(900)		¥30,836		¥319,928		¥(67,965)		¥(26,075)		¥(110,873)		¥39,417		¥(6,634)		¥1,403,049		¥1,134

	$		$		$		$		$		$		$		$		$		$		$
			Total gains (losses)				Purchases		Sales		Issuances		Settlement (1)		Transfers into Level 3 (2)		Transfers out of Level 3 (2)		At March 31, 2024		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2024
	At April 1, 2023		Included in profit or loss		Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net		¥(3,248)		¥(1,545)		¥—		¥2,167		¥(30)		¥—		¥—		¥—		¥—		¥(2,656)		¥415
Currency derivatives—net		(4,567)		3,680		—		74		(110)		—		—		—		—		(923)		3,335
Equity derivatives—net		13,825		(5,133)		—		4,860		(10,170)		—		—		—		—		3,382		4,067
Credit derivatives—net		150		164		—		—		—		—		—		—		—		314		167

Total derivative financial instruments—net		6,160		(2,834)		—		7,101		(10,310)		—		—		—		—		117		7,984

Financial assets at fair value through profit or loss:
Debt instruments		650,467		40,170		341		161,937		(38,919)		—		(62,784)		—		(11,298)		739,914		39,860
Equity instruments		85,201		(220)		—		8,907		(5,291)		—		(8,125)		—		(1,242)		79,230		(2,223)

Total financial assets at fair value through profit or loss		735,668		39,950		341		170,844		(44,210)		—		(70,909)		—		(12,540)		819,144		37,637

Investment securities at fair value through other comprehensive income:
Equity instruments		464,821		—		67,532		3,012		(8,198)		—		(931)		16		(383)		525,869		—

Total investment securities at fair value through other comprehensive income		464,821		—		67,532		3,012		(8,198)		—		(931)		16		(383)		525,869		—

Financial liabilities designated at fair value through profit or loss		(185,020)		(19,258)		(1,289)		—		—		(29,208)		109,733		—		—		(125,042)		(2,019)

Others (3) —liabilities		7,852		(1,766)		—		—		—		—		—		—		(859)		5,227		(2,450)

Total		¥1,029,481		¥16,092		¥66,584		¥180,957		¥(62,718)		¥(29,208)		¥37,893		¥16		¥(13,782)		¥1,225,315		¥41,152

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal year ended March 31, 2025, transfers into Level 3 amounted to ¥39,417 million. These transfers into Level 3 were primarily due to an increase in significance of unobservable inputs of certain trading assets. For the fiscal years ended March 31, 2025 and 2024, transfers out of Level 3 amounted to ¥
6,634 million and ¥13,782 million, respectively. These transfers out of Level 3 were primarily due to a decrease in significance of unobservable inputs of certain financial assets at fair value through profit or loss, including certain investment funds, and an increase in observability of certain private equity investments measured at fair value through other comprehensive income.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2025 and 2024 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2025	2024	2025	2024

	(In millions)
Net interest income	¥1,865	¥1,855	¥705	¥909
Net trading income (loss)	7,043	(6,455)	8,850	4,625
Net income (loss) from financial assets and liabilities at fair value through profit or loss	(9,808)	20,692	(8,421)	35,618

Total	¥(900)	¥16,092	¥1,134	¥41,152

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal years ended March 31, 2025 and 2024, and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2025	2024

	(In millions)
Balance at beginning of period	¥12,173	¥22,276
Increase due to new trades	6,936	3,985
Reduction due to redemption, sales or passage of time	(8,079)	(14,088)

Balance at end of period	¥11,030	¥12,173

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities
Significant Unobservable Inputs
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at March 31, 2025 and 2024.

	At March 31, 2025
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Trading assets:
Debt instruments	¥41,380	¥—	DCF model	Discount margin	9%
Derivative financial instruments:
Interest rate derivatives	177	4,350	Option model	Interest rate to interest rate correlation	29%-100%
				Quanto correlation	2%-52%
				Foreign exchange volatility	11%
Currency derivatives	1,059	2,950	Option model	Interest rate to interest rate correlation	30%-100%
				Quanto correlation	7%- 49%
				Foreign exchange volatility	10%-13%
Equity derivatives	6,072	2,693	Option model	Equity to equity correlation	59%
				Equity volatility	2%-93%
Credit derivatives	290	89	Credit Default model	Quanto correlation	18%-30%
Financial assets at fair value through profit or loss:
Debt instruments	849,122	—	Option model	Foreign exchange volatility	13%-42%
			DCF model	Probability of default rate	0%-27%
				Loss given default rate	20%-100%
				Discount margin	6%-8%
			Net asset value (2)	—	—
Equity instruments	80,144	—	Market multiples	Price/Book value multiple	0.9x-1.5x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	550,448	—	Market multiples	Price/Book value multiple	0.3x-3.8x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	129,678	Option model	Equity to equity correlation	51%-70%
				Interest rate to interest rate correlation	30%
				Quanto correlation	3%-49%
				Equity volatility	22%-47%
			Credit Default model	Quanto correlation	18%-30%
Others (4)	—	(14,117)	Option model	Interest rate to interest rate correlation	29%-100%
				Quanto correlation	2%-52%
				Foreign exchange volatility	10%-42%
			Credit Default model	Quanto correlation	18%-30%

	At March 31, 2024
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥240	¥2,896	Option model	Interest rate to interest rate correlation	31%-99%
				Quanto correlation	(8%)-49%
				Foreign exchange volatility	12%
Currency derivatives	1,143	2,066	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	4%-49%
				Foreign exchange volatility	7%-13%
Equity derivatives	16,636	13,254	Option model	Equity to equity correlation	49%-84%
				Quanto correlation	(10%)-16%
				Equity volatility	2%-66%
Credit derivatives	409	95	Credit Default model	Quanto correlation	18%-30%
Financial assets at fair value through profit or loss:
Debt instruments	739,914	—	Option model	Foreign exchange volatility	10%-42%
			DCF model	Probability of default rate	0%-30%
				Loss given default rate	25%-100%
				Discount margin	5%-9%
			Net asset value (2)	—	—
Equity instruments	79,230	—	Market multiples	Price/Book value multiple	1.2x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	Market multiples	Price/Book value multiple	0.3x-3.5x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	125,042	Option model	Equity to equity correlation	42%-84%
				Interest rate to interest rate correlation	26%-27%
				Quanto correlation	(10%)-49%
				Equity volatility	16%-39%
			Credit Default model	Quanto correlation	18%-30%
Others (4)	—	(5,227)	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(8%)-49%
				Equity volatility	26%-28%
				Foreign exchange volatility	7%-42%
			Credit Default model	Quanto correlation	18%-30%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity
The fair value of certain financial assets and liabilities is measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	$		$		$		$		$
	At March 31, 2025
	Total fair value measured using valuation techniques		Effect recorded in profit or loss				Effect recorded directly in equity
			Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes

	(In millions)
Financial instruments—net:
Trading assets:
Debt instruments		¥41,380		¥2,270		¥2,272		¥—		¥—
Derivative financial instruments—net:
Interest rate derivatives—net		(4,173)		39		39		—		—
Currency derivatives—net		(1,891)		2		2		—		—
Equity derivatives—net		3,379		1,761		1,759		—		—
Credit derivatives—net		201		15		14		—		—
Financial assets at fair value through profit or loss:
Debt instruments		849,122		724		1,560		—		—
Equity instruments		80,144		579		682		—		—
Investment securities at fair value through other comprehensive income:
Equity instruments		550,448		—		—		19,371		19,371
Financial liabilities designated at fair value through profit or loss (1)		(129,678)		209		214		—		—
Others (1)(2) —liabilities:		14,117		28		28		—		—

	$		$		$		$		$
	At March 31, 2024
	Total fair value measured using valuation techniques		Effect recorded in profit or loss				Effect recorded directly in equity
			Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net		¥(2,656)		¥31		¥31		¥—		¥—
Currency derivatives—net		(923)		3		3		—		—
Equity derivatives—net		3,382		3,393		3,399		—		—
Credit derivatives—net		314		11		11		—		—
Financial assets at fair value through profit or loss:
Debt instruments		739,914		243		2,224		—		—
Equity instruments		79,230		197		363		—		—
Investment securities at fair value through other comprehensive income:
Equity instruments		525,869		—		—		19,211		19,211
Financial liabilities designated at fair value through profit or loss (1)		(125,042)		305		315		—		—
Others (1)(2) —liabilities:		5,227		34		34		—		—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2025 and 2024. They do not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

	$		$		$		$		$		$
			At March 31, 2025
			Carrying amount		Fair value
	Notes				Total		Level 1		Level 2		Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost		a		¥366,997		¥360,445		¥255,559		¥104,886		¥—
Loans and advances		b		125,190,819		128,022,363		—		310,590		127,711,773
Other financial assets		b		7,061,639		7,057,811		—		7,009,447		48,364
Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice		c		¥127,961,773		¥128,007,649		¥—		¥128,007,649		¥—
Other deposits		c		62,060,969		62,649,007		—		62,541,596		107,411
Borrowings		c		12,303,909		12,161,162		—		12,153,534		7,628
Debt securities in issue		c		14,387,415		15,232,445		—		15,158,026		74,419
Other financial liabilities		c		10,346,934		10,346,645		—		10,291,551		55,094

	$		$		$		$		$		$
			At March 31, 2024
			Carrying amount		Fair value
	Notes				Total		Level 1		Level 2		Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost		a		¥316,392		¥315,077		¥219,714		¥95,363		¥—
Loans and advances		b		121,716,465		124,143,634		—		183,237		123,960,397
Other financial assets		b		7,509,528		7,506,752		—		7,456,468		50,284

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice		c		¥130,910,884		¥130,907,582		¥—		¥130,907,582		¥—
Other deposits		c		51,186,435		51,192,932		—		51,070,515		122,417
Borrowings		c		15,684,515		15,639,123		—		15,630,657		8,466
Debt securities in issue		c		14,075,084		14,184,095		—		14,094,156		89,939
Other financial liabilities		c		10,523,048		10,522,900		—		10,483,488		39,412

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using the DCF method taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
	(iv)	The carrying amounts and fair values of lease liabilities are not included in these tables.